Commitments - Additional Information (Details) - USD ($)										1 Months Ended				12 Months Ended
	Jan. 01, 2022	Mar. 01, 2021	Nov. 01, 2020	Mar. 01, 2020	Feb. 04, 2020	Jan. 01, 2020	Sep. 16, 2019	Jun. 30, 2019	Jan. 01, 2017	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2017	Feb. 28, 2017	Dec. 31, 2021	Dec. 31, 2020	Feb. 28, 2023	Dec. 31, 2022	Sep. 30, 2021	Jul. 02, 2021
Commitments And Contingencies [Line Items]
Base rent for term of lease														$ 46,173
Lease deposit liability																		$ 11,616
Operating lease payment exchange from lease obligation																			$ 60,630
Operating Leases, Rent Expense, Net														252,546	$ 154,425
Oldridge agreement [Member]
Commitments And Contingencies [Line Items]
Annual base salary	$ 200,000	$ 300,000
Automobile Monthly Allowance														1,500
ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Base rent for term of lease															$ 450,985
ADOMANI, INC. [Member] | THINKP3 [Member]
Commitments And Contingencies [Line Items]
Lease expiration date											Nov. 30, 2020
Other commitments, service fees per month											$ 8,000
Other commitments, termination notice											30 days
ADOMANI, INC. [Member] | THINKP3 [Member] | COVID-19 [Member]
Commitments And Contingencies [Line Items]
Lease expiration date															Aug. 31, 2020
Other commitments, service fees per month				$ 4,000
ADOMANI, INC. [Member] | Renmark Financial Communications USA Inc [Member]
Commitments And Contingencies [Line Items]
Other commitments, service fees per month								$ 6,500
ADOMANI, INC. [Member] | Renmark Financial Communications USA Inc [Member] | COVID-19 [Member]
Commitments And Contingencies [Line Items]
Other commitments, service fees per month				$ 3,250
Chief Financial Officer
Commitments And Contingencies [Line Items]
Lease agreement effective date									Jan. 01, 2020
Renewal term of employment agreement									5 years
Annual base salary			$ 150,000			$ 215,000			$ 200,000
Chief Financial Officer | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Renewal term of employment agreement									5 years
Annual base salary			$ 150,000			$ 215,000			$ 200,000
Chief Executive Officer [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Renewal term of employment agreement							5 years
Annual base salary							$ 294,000
Other commitments, service fees per month							$ 18,000
SRI Equipment leases
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense														93,247	$ 99,247
SRI Office Lease
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense														24,711	10,920
ABCI Office Lease
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense														30,800	$ 25,200
Operating Lease Monthly Payment														$ 2,800
Storage Space in Stockton, California [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment													$ 1,000
Operating lease termination notice period													30 days
Corporate Office in Corona, California [Member] | Masters Transportation, Inc. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment					$ 6,000
Lease expiration date					Dec. 31, 2022
Lease agreement effective date					Feb. 01, 2020
Operating lease monthly payment, escalated amount					$ 6,365
Storage Space In Stockton California [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment													$ 1,000
Operating lease termination notice period													30 days
Corporate Office in Corona, California [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment												$ 7,600
Operating lease, contract term												65 months
Lease expiration date												Feb. 28, 2023
Base rent for term of lease												$ 568,912
Operating lease monthly payment escalated												10,560
Corporate Office in Corona, California [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment												$ 7,600
Operating lease, contract term												65 months
Lease expiration date												Feb. 28, 2023
Base rent for term of lease												$ 568,912
Additional rent payment												$ 0
Additional operating lease period												5 months
Corporate Office in Corona, California [Member] | Masters Transportation, Inc. [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment					$ 6,000
Lease expiration date					Dec. 31, 2022
Lease agreement effective date					Feb. 01, 2020
Operating lease monthly payment, escalated amount					$ 6,365
Corporate Office in Corona, California [Member] | Forecast | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment																$ 10,560
Warehouse Space in Corona, California [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment										$ 13,108
Operating lease, contract term										36 months
Lease expiration date										Dec. 31, 2022
Base rent for term of lease										$ 495,720
Lease Commencement Date										Jan. 01, 2020
Warehouse Space in Corona, California [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment										$ 13,108
Operating lease, contract term										36 months
Lease expiration date										Dec. 31, 2022
Base rent for term of lease										$ 495,720
Lease Commencement Date										Jan. 01, 2020
Warehouse Space in Corona, California [Member] | Forecast
Commitments And Contingencies [Line Items]
Operating lease monthly payment escalated																	$ 13,906
Warehouse Space in Corona, California [Member] | Forecast | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment																	$ 13,906
Warehouse Space in Corona, California [Member] | Fire Sprinkler Alarm Monitoring and Landscape Maintenance [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment										$ 265
Warehouse Space in Corona, California [Member] | Fire Sprinkler Alarm Monitoring and Landscape Maintenance [Member] | ADOMANI, INC. [Member]
Commitments And Contingencies [Line Items]
Operating Lease Monthly Payment										$ 265